Business Combinations - Purchase Price of PCD Loans Acquired (Details) - MUB - PCD Loans $ in Millions	Dec. 01, 2022 USD ($)
Business Acquisition [Line Items]
Principal balance	$ 5,097
Allowance for credit losses at acquisition	(463)
Non-credit discount	(213)
Purchase price	$ 4,421